Long-term investments, net	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Long-term investments, net	Long-term investments, net

	As of December 31,	As of June 30,
	2025	2026
Equity method investments, net	1,163	737
–SiEngine Technology Co., Ltd. (“SiEngine”)	—	—
–Shenzhen U Chance Technology Co., Ltd. (“U Chance”)	1,163	—
–ACO Tech Sdn. Bhd. (“ACO Tech”)	—	—
–Hangzhou Fuyang Zeji Qushi Equity Investment Fund Partnership (Limited Partnership) (“Fuyang Fund”)	—	737
Equity securities	17,507	19,642
Available-for-sale debt investments	42,833	41,250
Long-term investments, net	61,503	61,629

Equity method investments, net

•SiEngine

In March 2026, the Group disposed of 1.31% of its equity interest in SiEngine to a third-party investor for a consideration of RMB100,000 (equivalent to US$14,452), which was received in May 2026. As the carrying value of the Group’s equity interest in SiEngine is zero, the entire amount was recorded as a gain and included in Gain from equity method investments, net.

•U Chance

In January 2026, the Group disposed its entire equity interest in U Chance to Hubei Dongjun Industrial Group for a consideration of RMB6,132 (equivalent to US$878). US$291 was recorded as a loss and included in Gain from equity method investments, net.

•Fuyang Fund

In February 2026, the Group entered into a limited partnership agreement with three other third-party investors to establish Fuyang Fund, a limited partnership established to invest in early-stage companies with growth potential and seek financial returns and potential business synergies. The Group agreed to contribute RMB10,000 (equivalent to US$1,474) to obtain a 10% partnership interest in Fuyang Fund. In April 2026, the Group contributed RMB5,000 (equivalent to US$737) to Fuyang Fund and obtained 5% partnership interest.Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions. As of June 30, 2026, the Group had not recognized any gain or loss from its investment in Fuyang Fund.

Equity securities

•Lotus Technology Inc. (“Lotus”)

In January 2026, the Group purchased the second tranche of 4,379,562 ordinary shares of Lotus for US$6,000, upon which the forward contract was settled. The Company recognized a gain of US$219 from the change in fair value of the derivative asset, which was recorded in Other non-operating income (expenses), net. For the six months ended June 30, 2026, the Group recorded a loss of US$4,248 due to the change in market price of Lotus’s ordinary shares in Other non-operating (expenses) income, net in the consolidated statements of comprehensive loss.

Available-for-sale debt investments

•Investment in DreamSmart Technology Pte. Ltd. (“DreamSmart Singapore”)

In December 2025, the Company, through its subsidiary, entered into a Convertible Loan arrangement with DreamSmart Singapore, ultimately controlled by the controlling shareholder of the Company, pursuant to which the Company provided RMB300,000 (equivalent to US$42,979) of funding to a subsidiary of DreamSmart Singapore, Hubei DreamSmart Group Co., Ltd. (“DreamSmart Hubei”) with a contractual term of 36 months.

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt investments for the six months ended June 30, 2026.:

US$
Balance at December 31, 2025	42,833
Unrealized loss	(2,799)
Foreign currency translation adjustments	1,216
Balance at June 30, 2026	41,250

The fair value of available-for-sale debt investments is measured using income approach that involves several assumptions including risk-free interest rates and bond yields. The fair value of available-for-sale debt investments as of June 30, 2026 were estimated with the following key assumptions:

As of June 30, 2026
China risk-free interest rate (i)	1.29%
U.S. risk-free interest rate (ii)	4.14%
Bond Yield (iii)	7.62%

i.The risk-free interest rate was estimated based on the yield to maturity of China Government Bond for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
ii.The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury Bonds for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
iii.The bond yield was estimated based on the market yield of comparable bonds with similar credit rating.